Earnings/(Losses) per Share	9 Months Ended
Sep. 30, 2013
Earnings(Losses) Per Share [Abstract]
Earnings/(Losses) per Share
11.	Earnings/(Losses) per Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period, as adjusted to reflect the reverse stock split effective February 14, 2013.

The components of the denominator for the calculation of basic (loss)/earnings per share and diluted (loss)/earnings per share for the nine months ended September 30, 2013 and 2012, respectively, are as follows:

	For the nine months ended	For the nine months ended
	September 30, 2013	September 30, 2012
Numerator:
Net (loss)/ income — basic and diluted	$(29,947)	$(24,250)

Basic (loss)/earnings per share denominator:
Weighted average common shares outstanding	13,462,231	697,032

Diluted (loss)/earnings per share denominator:
Weighted average common shares outstanding	13,462,231	697,032

Dilutive common shares:
Options	—	—
Warrants	—	—
Restricted shares	—	—

Dilutive effect	—	—

Weighted average common shares — diluted	13,462,231	697,032

Basic (loss)/earnings per common share	$(2.22)	$(34.79)
Diluted (loss)/earnings per common share	$(2.22)	$(34.79)